Investments - Schedule of changes in unrealized appreciation (depreciation) of available for sale securities and other investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Increase (decrease) in unrealized appreciation (depreciation) of investments	$ (40,401)	$ (7,457)	$ 8,895
Net gains (losses) recognized during the period on equity securities and other investments	271	1,072
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	(57)	(225)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	328	1,297
Fixed maturity securities
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Increase (decrease) in unrealized appreciation (depreciation) of investments	(40,386)	(7,457)
Equities
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Net gains (losses) recognized during the period on equity securities and other investments	(82)	(290)
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	(46)	(255)
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	(36)	(35)
Other Invested Assets
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Net gains (losses) recognized during the period on equity securities and other investments	353	1,362
Less: Net gains (losses) recognized during the period on equity securities and other investments sold during the period	(11)	30
Unrealized gains (losses) recognized during the reporting period on equity securities and other investments still held at the reporting date	364	1,332
Other investments
Increase (decrease) in unrealized appreciation (depreciation) of investments:
Increase (decrease) in unrealized appreciation (depreciation) of investments	$ (15)	$ 0